Acquisition - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 13, 2022
Disclosure of detailed information about business combination [line items]
Goodwill acquired during the period net of adjustments	$ 134,000
Decrease in goodwill on account of purchase price allocation	5,000
Decrease in goodwill as a result in adjustment to purchase price allocation	15,000
Adjustment to purchase price allocation increase to accrued liabilities	2,000
Adjustment to purchase price allocation decrease to current tax assets	10,000
Adjustment to purchase price allocation decrease to deferred tax assets	$ 7,000
Adjusted purchase price allocation increase in goodwill		$ 10,000
Adjusted purchase price allocation increase in deferred tax assets		4,000
Adjusted purchase price allocation decrease in net working capital		1,000
Adjusted purchase price allocation energy infrastructure assets		$ 13,000
Consideration transferred, acquisition-date fair value					$ 222,583
Amounts Recognised for Transaction Recognised Separately from Acquisition of Assets and Assumption of Liabilities in Business Combination			$ 61,000	$ 71,000
Exterran Corporation
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					$ 223,000